Stock-Based Compensation - Employee Stock Options Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Number of Options
Outstanding, beginning (in shares) | shares	0
Exercised (in shares) | shares	0
Forfeited (in shares) | shares	0
Outstanding, ending (in shares) | shares	713,260
Vested or expected to vest, ending (in shares) | shares	713,260
Exercisable (in shares) | shares	0
Weighted Average Exercise Price
Outstanding, beginning (usd per share)	$ 0.00
Granted (usd per share)	10.37
Exercised (usd per share)	0.00
Forfeited (usd per share)	0.00
Outstanding, ending (usd per share)	10.37
Vested or expected to vest, ending (usd per share)	10.37
Exercisable (usd per share)	$ 0.00
Additional Disclosures
Aggregate Intrinsic Value, Exerciseable | $	$ 0
Weighted Average Contractual Term (in years), Exerciseable	0 years